Operating segments (Details) - BRL (R$) R$ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 07, 2021	Dec. 31, 2019
Disclosure of operating segments [line items]
Interest income			R$ 2,802,658	R$ 1,435,428	R$ 942,808
Interest expenses			(1,972,850)	(543,242)	(184,335)
Net interest income			829,808	892,186	758,473
Net result from services and commissions			838,806	442,272	185,534
Income from securities			1,471,737	745,613	12,060
Net gains / (losses) from derivatives			33,884	(48,330)	(54,418)
Other revenues			388,462	190,082	109,882
Net revenues			3,562,697	2,221,823	1,011,531
Other income			0	0	109,216
Impairment loss (reversal of impairment loss) recognised in profit or loss			1,083,237	595,581	213,688
Personal expense			733,605	443,328	229,096
Depreciation and amortization			(163,972)	(94,251)	(43,659)
Administrative expenses			1,743,072	1,310,961	641,327
Income before taxes and interests in associates			(161,189)	(222,298)	(7,023)
Income from equity interests in associates			(17,384)	(8,764)	0
Profit / (loss) before income tax			(178,573)	(231,062)	(7,023)
Tax expense (income)			(164,494)	(175,993)	(37,709)
Profit / (loss) for the year	R$ (40,437)	R$ (14,629)	(14,079)	(55,068)	30,686
Total assets		36,626,337	46,343,100	36,626,337
Total liabilities		28,176,554	39,253,996	28,176,554
Total shareholders equity	R$ 3,127,985	8,449,784	7,089,104	8,449,784	3,324,215	R$ 3,127,985	R$ 2,161,938
Total of reportable segments
Disclosure of operating segments [line items]
Interest income			2,722,889	1,399,144	913,002
Interest expenses			(1,920,439)	(551,911)	(156,205)
Net interest income			802,450	847,233	756,797
Revenues from services and commissions			960,642	540,594	257,497
Expenses from services and commissions			(123,878)	(100,297)	(71,611)
Net result from services and commissions			836,764	440,297	185,886
Income from securities			1,547,256	784,850	10,980
Net gains / (losses) from derivatives			32,168	(56,006)	(54,418)
Other revenues			632,005	382,756	150,770
Net revenues			3,850,643	2,399,130	1,050,015
Other income					109,216
Impairment loss (reversal of impairment loss) recognised in profit or loss			1,082,683	595,610	213,689
Personal expense			728,012	440,818	229,096
Depreciation and amortization			(163,851)	(94,191)	(43,659)
Administrative expenses			1,727,893	1,286,316	639,605
Income before taxes and interests in associates			148,204	(17,805)
Income from equity interests in associates			(17,384)	(8,764)
Profit / (loss) before income tax			130,820	(26,569)	33,182
Current income tax and social contribution			(105,287)	(50,714)	(13,166)
Deferred income tax and social contribution			249,704	228,434	50,876
Tax expense (income)			(144,417)	(177,720)	(37,710)
Profit / (loss) for the year			275,237	151,151	70,892
Total assets		37,346,204	47,577,490	37,346,204	20,128,730
Total liabilities		28,685,694	40,010,278	28,685,694	16,758,510
Total shareholders equity		8,660,511	7,567,212	8,660,511	3,370,220
Banking segment
Disclosure of operating segments [line items]
Interest income			2,717,951	1,398,269	912,455
Interest expenses			(1,903,112)	(543,899)	(156,152)
Net interest income			814,839	854,370	756,303
Revenues from services and commissions			499,708	248,446	154,985
Expenses from services and commissions			(123,873)	(100,297)	(71,611)
Net result from services and commissions			375,835	148,149	83,374
Income from securities			1,503,538	766,196	9,760
Net gains / (losses) from derivatives			32,168	(56,006)	(54,418)
Other revenues			501,181	349,657	150,770
Net revenues			3,227,561	2,062,366	945,789
Other income					109,216
Impairment loss (reversal of impairment loss) recognised in profit or loss			1,083,538	595,610	213,689
Personal expense			685,072	414,082	213,633
Depreciation and amortization			(155,840)	(90,585)	(43,178)
Administrative expenses			1,572,633	1,251,164	610,287
Income before taxes and interests in associates			(269,522)	(289,075)
Income from equity interests in associates			(17,384)	(8,764)
Profit / (loss) before income tax			(286,906)	(297,839)	(25,782)
Current income tax and social contribution			0	0	0
Deferred income tax and social contribution			249,311	229,352	49,373
Tax expense (income)			(249,311)	(229,352)	(49,373)
Profit / (loss) for the year			(37,595)	(68,487)	23,591
Total assets		36,609,675	46,473,673	36,609,675	19,892,178
Total liabilities		28,204,305	39,353,463	28,204,305	16,615,767
Total shareholders equity		8,405,371	7,120,210	8,405,371	3,276,411
Investments
Disclosure of operating segments [line items]
Interest income			4,901	875	1
Interest expenses			(17,228)	(8,012)	(53)
Net interest income			(12,327)	(7,137)	(52)
Revenues from services and commissions			87,078	59,950	34,866
Expenses from services and commissions			(1)	0	0
Net result from services and commissions			87,077	59,950	34,866
Income from securities			25,075	12,856	1,138
Net gains / (losses) from derivatives			0	0	0
Other revenues			25,349	30,184	0
Net revenues			125,174	95,853	35,952
Other income					0
Impairment loss (reversal of impairment loss) recognised in profit or loss			(855)	0	0
Personal expense			15,575	10,317	5,778
Depreciation and amortization			(2,780)	(631)	(350)
Administrative expenses			48,232	33,704	28,415
Income before taxes and interests in associates			59,442	51,201
Income from equity interests in associates			0	0
Profit / (loss) before income tax			59,442	51,201	1,409
Current income tax and social contribution			(17,294)	(13,953)	(1,400)
Deferred income tax and social contribution			242	(918)	1,503
Tax expense (income)			17,052	14,871	(103)
Profit / (loss) for the year			42,390	36,330	1,512
Total assets		379,389	464,654	379,389	85,881
Total liabilities		320,743	380,246	320,743	49,015
Total shareholders equity		58,646	84,408	58,646	36,866
Insurance brokerage segment
Disclosure of operating segments [line items]
Interest income			26	0	546
Interest expenses			(99)	0	0
Net interest income			(73)	0	546
Revenues from services and commissions			81,903	51,670	34,072
Expenses from services and commissions			0	0	0
Net result from services and commissions			81,903	51,670	34,072
Income from securities			1,330	5,427	0
Net gains / (losses) from derivatives			0	0	0
Other revenues			47,393	53	0
Net revenues			130,553	57,150	34,618
Other income					0
Impairment loss (reversal of impairment loss) recognised in profit or loss			0	0	0
Personal expense			8,278	6,615	5,517
Depreciation and amortization			(616)	(338)	(131)
Administrative expenses			25,024	25,354	5,072
Income before taxes and interests in associates			96,635	75,551
Income from equity interests in associates			0	0
Profit / (loss) before income tax			96,635	75,551	34,042
Current income tax and social contribution			(31,624)	(10,791)	(4,808)
Deferred income tax and social contribution			151	0	0
Tax expense (income)			31,473	10,791	4,808
Profit / (loss) for the year			65,162	64,760	29,234
Total assets		124,670	148,411	124,670	81,289
Total liabilities		69,890	93,001	69,890	45,771
Total shareholders equity		54,780	55,410	54,780	35,518
Inter Shop & Commerce Plus
Disclosure of operating segments [line items]
Interest income			11	0	0
Interest expenses			0	0	0
Net interest income			11	0	0
Revenues from services and commissions			291,953	180,528	33,574
Expenses from services and commissions			(4)	0	0
Net result from services and commissions			291,949	180,528	33,574
Income from securities			17,313	371	82
Net gains / (losses) from derivatives			0	0	0
Other revenues			58,082	2,862	0
Net revenues			367,355	183,761	33,656
Other income					0
Impairment loss (reversal of impairment loss) recognised in profit or loss			0	0	0
Personal expense			19,087	9,804	4,168
Depreciation and amortization			(4,615)	(2,637)	0
Administrative expenses			82,004	26,802	5,975
Income before taxes and interests in associates			261,649	144,518
Income from equity interests in associates			0	0
Profit / (loss) before income tax			261,649	144,518	23,513
Current income tax and social contribution			(56,369)	(25,970)	(6,958)
Deferred income tax and social contribution			0	0	0
Tax expense (income)			56,369	25,970	6,958
Profit / (loss) for the year			205,280	118,548	16,555
Total assets		232,470	490,752	232,470	69,382
Total liabilities		90,756	183,568	90,756	47,957
Total shareholders equity		141,714	307,184	141,714	21,425
Consolidated
Disclosure of operating segments [line items]
Interest income			2,802,658	1,435,428	942,808
Interest expenses			(1,972,850)	(543,242)	(184,335)
Net interest income			829,808	892,186	758,473
Revenues from services and commissions			968,039	542,569	257,145
Expenses from services and commissions			(129,233)	(100,297)	(71,611)
Net result from services and commissions			838,806	442,272	185,534
Income from securities			1,471,737	745,613	12,060
Net gains / (losses) from derivatives			33,884	(48,330)	(54,418)
Other revenues			388,462	190,082	109,882
Net revenues			3,562,697	2,221,823	1,011,531
Other income					109,216
Impairment loss (reversal of impairment loss) recognised in profit or loss			1,083,237	595,581	213,688
Personal expense			733,605	443,328	229,096
Depreciation and amortization			(163,972)	(94,251)	(43,659)
Administrative expenses			1,743,072	1,310,961	641,327
Income before taxes and interests in associates			(161,189)	(222,298)
Income from equity interests in associates			(17,384)	(8,764)
Profit / (loss) before income tax			(178,573)	(231,062)	(7,023)
Current income tax and social contribution			(106,625)	(52,441)	(13,166)
Deferred income tax and social contribution			271,119	228,434	50,875
Tax expense (income)			(164,494)	(175,993)	(37,709)
Profit / (loss) for the year			(14,079)	(55,068)	30,686
Total assets		36,626,337	46,343,100	36,626,337	19,921,112
Total liabilities		28,176,554	39,253,996	28,176,554	16,596,897
Total shareholders equity		8,449,784	7,089,104	8,449,784	3,324,215
Others
Disclosure of operating segments [line items]
Interest income			96,533	43,447	31,506
Interest expenses			(71,042)	0	(28,949)
Net interest income			25,491	43,447	2,557
Revenues from services and commissions			8,969	1,975	(352)
Expenses from services and commissions			(6,927)	0	0
Net result from services and commissions			2,042	1,975	(352)
Income from securities			67,271	15,383	1,080
Net gains / (losses) from derivatives			1,716	7,676	0
Other revenues			12,078	20	0
Net revenues			108,598	68,501	3,285
Other income					0
Impairment loss (reversal of impairment loss) recognised in profit or loss			554	(29)	0
Personal expense			5,593	2,510	0
Depreciation and amortization			(121)	(60)	0
Administrative expenses			15,179	14,008	1,724
Income before taxes and interests in associates			87,151	51,952
Income from equity interests in associates			0	0
Profit / (loss) before income tax			87,151	51,952	1,561
Current income tax and social contribution			(1,338)	(1,727)	0
Deferred income tax and social contribution			21,415	0	0
Tax expense (income)			(20,077)	1,727	0
Profit / (loss) for the year			107,228	50,225	1,561
Total assets		6,231,057	22,199,379	6,231,057	425,360
Total liabilities		16,837	159,782	16,837	4,565
Total shareholders equity		6,214,220	22,039,597	6,214,220	420,795
Eliminations
Disclosure of operating segments [line items]
Interest income			(16,764)	(7,163)	(1,700)
Interest expenses			18,631	8,669	819
Net interest income			1,867	1,506	(881)
Revenues from services and commissions			(1,572)	0	0
Expenses from services and commissions			1,572	0	0
Net result from services and commissions			0	0	0
Income from securities			(142,790)	(54,620)	0
Net gains / (losses) from derivatives			0	0	0
Other revenues			(255,621)	(192,694)	(40,888)
Net revenues			(396,544)	(245,808)	(41,769)
Other income					0
Impairment loss (reversal of impairment loss) recognised in profit or loss			0	146,808	0
Personal expense			0	0	0
Depreciation and amortization			0	11,467	0
Administrative expenses			0	(54,255)	0
Income before taxes and interests in associates			(396,544)	(435,404)
Income from equity interests in associates			0	0
Profit / (loss) before income tax			(396,544)	(435,404)	(41,769)
Current income tax and social contribution			0	0	0
Deferred income tax and social contribution			0	83,841	0
Tax expense (income)			0	(83,841)	0
Profit / (loss) for the year			(396,544)	(351,563)	(41,769)
Total assets		(6,950,924)	(23,433,769)	(6,950,924)	(632,978)
Total liabilities		(525,977)	(916,064)	(525,977)	(166,178)
Total shareholders equity		R$ (6,424,947)	R$ (22,517,705)	R$ (6,424,947)	R$ (466,800)